Basis of Presentation and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Basis of Presentation and Summary of Significant Accounting Policies [Abstract]
Schedule of Basic and Diluted Net (Loss) Income Per Ordinary Share

The following tables present a reconciliation of the numerator and denominator used to compute basic and diluted net (loss) income per ordinary share for each class of ordinary shares:

	For the Year Ended December 31, 2023		For the Year Ended December 31, 2022
	Class A	Class B	Class A	Class B
Basic net (loss) income per ordinary share:
Numerator:
Allocation of net (loss) income – Basic and diluted	$(2,133,331)	$(3,143,138)	$6,825,686	$1,660,224
Denominator:
Basic and diluted weighted average ordinary shares outstanding	4,878,345	7,187,500	29,550,000	7,187,500
Basic and diluted net (loss) income per ordinary share	$(0.44)	$(0.44)	$0.23	$0.23